Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Demand non-interest bearing
Domestic	$ 2,175,694	$ 2,002,920
Foreign	490,816	462,830
Total demand non-interest bearing	2,666,510	2,465,750
Savings and interest bearing demand
Domestic	2,364,905	2,350,872
Foreign	560,707	516,279
Total savings and interest bearing demand	2,925,612	2,867,151
$100,000 or more
Domestic	856,700	973,824
Foreign	938,940	1,025,089
Less than $100,000
Domestic	531,503	601,766
Foreign	324,160	353,633
Total time, certificates of deposit	2,651,303	2,954,312
Total deposits	8,243,425	8,287,213
Savings and interest bearing demand
Domestic	3,182	4,487	6,549
Foreign	580	801	1,234
Total savings and interest bearing demand	3,762	5,288	7,783
$100,000 or more
Domestic	5,761	8,263	10,299
Foreign	5,590	9,148	11,512
Less than $100,000
Domestic	3,065	4,945	7,468
Foreign	1,028	1,617	2,277
Total time, certificates of deposit	15,444	23,973	31,556
Total interest expense on deposits	$ 19,206	$ 29,261	$ 39,339